Fair Values of Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2014
Fair Value Disclosures [Abstract]
Fair value of financial instruments by balance sheet grouping
The following table presents the fair value and balance sheet classification of derivatives at September 30, 2014 and September 30, 2013:

	Asset Derivatives				Liability Derivatives
	September 30, 2014		September 30, 2013		September 30, 2014		September 30, 2013
(In thousands)	Balance Sheet	Fair Value	Balance Sheet	Fair Value	Balance Sheet	Fair Value	Balance Sheet	Fair Value

Interest rate contracts	Other assets	$2,879	Other assets	$7	Other liabilities	$2,879	Other liabilities	$7

Commitments to purchase MBS	AFS securities	—	AFS securities	3,188	N/A	—	N/A	N/A

		2014		2013
	Level	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
		(In thousands)
Financial assets
Cash and cash equivalents	1	$781,843	$781,843	$203,563	$203,563
Available-for-sale securities:
Equity securities	1	101,387	101,387	101,237	101,237
Obligations of U.S. government	2	731,943	731,943	533,975	533,975
Obligations of states and political subdivisions	2	23,681	23,681	22,545	22,545
Obligations of foreign governments		—	—	—	—
Corporate debt securities	2	509,007	509,007	452,015	452,015
Mortgage-backed securities
Agency pass-through certificates	2	1,584,508	1,584,508	1,251,176	1,251,176
Other commercial MBS	2	98,916	98,916	—	—
Total available-for-sale securities		3,049,442	3,049,442	2,360,948	2,360,948
Held-to-maturity securities:
Mortgage-backed securities
Agency pass-through certificates	2	1,548,265	1,499,218	1,654,666	1,582,849
Total held-to-maturity securities		1,548,265	1,499,218	1,654,666	1,582,849

Loans receivable	3	8,148,322	8,667,771	7,528,030	8,070,279
Covered loans	3	176,476	176,761	295,947	300,610
FDIC indemnification asset	3	36,860	35,976	64,615	62,300
FHLB stock	2	158,839	158,839	173,009	173,009

Financial liabilities
Customer accounts	2	10,716,928	9,946,586	9,090,271	8,585,068
FHLB advances and other borrowings	2	1,930,000	2,054,437	1,930,000	2,064,248